MAJOR CUSTOMERS (Details) - Revenues - Customer concentration ¥ in Thousands	12 Months Ended
	Dec. 31, 2018 CNY (¥) customer	Dec. 31, 2017 CNY (¥) customer	Dec. 31, 2016 CNY (¥) customer
MAJOR CUSTOMERS
Number of contracting customers generated over 10% of the Company's total revenues | customer	3	3	2
Customer A
MAJOR CUSTOMERS
Revenue	¥ 563,698	¥ 318,359	¥ 169,052
Customer B
MAJOR CUSTOMERS
Revenue	490,523	166,384	¥ 153,863
Customer C
MAJOR CUSTOMERS
Revenue	¥ 376,881	¥ 163,719